NET REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Business taxes and surcharges	¥ (4,252)		¥ (11,205)	¥ (13,878)
Total net revenues	1,897,883	$ 290,863	2,051,354	2,085,371
Total net revenues	1,884,875		2,004,165	1,995,680
Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	102,897		138,128	100,472
Services transferred over time
Disaggregation of Revenue [Line Items]
Net revenues	1,781,978		1,866,037	1,895,208
Tuition fee
Disaggregation of Revenue [Line Items]
Net revenues	1,786,230		1,877,242	1,896,642
Certification service fee
Disaggregation of Revenue [Line Items]
Net revenues	41,961		75,403	82,376
Loan referral service fee
Disaggregation of Revenue [Line Items]
Net revenues	7,801		19,939	18,096
Others
Disaggregation of Revenue [Line Items]
Net revenues	53,135		42,786	12,444
Guarantee service
Disaggregation of Revenue [Line Items]
Total net revenues	¥ 13,008		¥ 47,189	¥ 89,691